Inventories - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Write-downs (reversals of write-downs) of inventories [Abstract]
Inventories write-down	€ 31	€ 17	€ 12